Summary of Significant Accounting Policies (Schedule of consolidated balance sheet) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Operating leases right-of-use	$ 3,783
Prepaid expenses	553	$ 884
Operating lease liabilities	$ (3,783)
According to the previous accounting policy [Member]
Operating leases right-of-use
Prepaid expenses		90
Operating lease liabilities
The change [Member]
Operating leases right-of-use		3,424
Prepaid expenses		(90)
Operating lease liabilities		(3,334)
As presented according to Topic 842 [Member]
Operating leases right-of-use		3,424
Prepaid expenses
Operating lease liabilities		$ (3,334)